Note 20 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of components in cash and cash equivalents [text block]
	2018	2017
Short term bank deposits (i)	5,992.8	4,688.5
Current bank accounts	4,875.7	5,077.1
Cash	595.0	588.9
Cash and cash equivalents	11,463.5	10,354.5

Bank overdrafts	–	(1.8)
Cash and cash equivalents less bank overdraft	11,463.5	10,352.7